Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital
Schedule Of Outstanding Stock Options
	2021		2020		2019
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Number	price	Number	price	Number	price
	of Shares	(CAD$)	of Shares	(CAD$)	of Shares	(CAD$)

Outstanding balance, beginning of year	3,210,000	$0.42	3,550,000	$0.37	3,280,000	$0.40
Granted	4,315,000	$0.50	840,000	$0.50	750,000	$0.30
Exercised	(650,000)	$0.39	(576,000)	$0.31	-	-
Cancellation for share appreciation rights	(210,000)	$0.40	(280,000)	$0.30	-	-
Forfeited	-	-	(140,000)	$0.39	(12,000)	$0.35
Expired	-	-	(184,000)	$0.42	(468,000)	$0.50
Outstanding balance, end of year	6,665,000	$0.48	3,210,000	$0.42	3,550,000	$0.35

Exercise price range		$0.25 - $0.55		$0.25 - $0.55		$0.25 - $0.50

Summarizes Information About Stock Options Exercisable And Outstanding
	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted	Weighted
		Average	Average		Average	Average
Exercise	Number	Remaining	Exercise	Number	Remaining	Exercise
Prices	Outstanding at	Contractual Life	Prices	Exercisable at	Contractual Life	Prices
(CAD$)	Dec 31, 2021	(Number of Years)	(CAD$)	Dec 31, 2021	(Number of Years)	(CAD$)

$0.50	410,000	0.42	$0.50	410,000	0.42	$0.50
$0.40	520,000	1.49	$0.40	520,000	1.49	$0.40
$0.52	215,000	1.53	$0.52	53,750	1.53	$0.52
$0.30	100,000	1.86	$0.30	100,000	1.86	$0.30
$0.25	100,000	1.86	$0.25	100,000	1.86	$0.25
$0.40	60,000	2.22	$0.40	60,000	2.22	$0.40
$0.30	400,000	2.49	$0.30	400,000	2.49	$0.30
$0.50	680,000	3.49	$0.50	680,000	3.49	$0.50
$0.55	80,000	3.63	$0.55	60,000	3.63	$0.55
$0.50	3,600,000	4.48	$0.50	1,800,000	4.48	$0.50
$0.52	500,000	4.53	$0.52	125,000	4.53	$0.52
	6,665,000	3.58	$0.48	4,308,750	3.19	$0.46

	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted	Weighted
		Average	Average		Average	Average
Exercise	Number	Remaining	Exercise	Number	Remaining	Exercise
Prices	Outstanding at	Contractual Life	Prices	Exercisable at	Contractual Life	Prices
(CAD$)	Dec 31, 2020	(Number of Years)	(CAD$)	Dec 31, 2020	(Number of Years)	(CAD$)

$0.40	720,000	0.51	$0.40	720,000	0.51	$0.40
$0.50	410,000	1.42	$0.50	410,000	1.42	$0.50
$0.40	520,000	2.49	$0.40	520,000	2.49	$0.40
$0.30	100,000	2.86	$0.30	100,000	2.86	$0.30
$0.25	100,000	2.86	$0.25	100,000	2.86	$0.25
$0.35	140,000	3.14	$0.35	112,000	3.14	$0.35
$0.40	60,000	3.22	$0.40	48,000	3.22	$0.40
$0.30	400,000	3.49	$0.30	320,000	3.49	$0.30
$0.50	680,000	4.49	$0.50	340,000	4.49	$0.50
$0.55	80,000	4.63	$0.55	20,000	4.63	$0.55
$0.42	3,210,000	2.58	$0.42	2,690,000	2.25	$0.42

Schedule Of Share-based Payments Recognized
	2021	2020	2019

Directors and officers	$929	$148	$101
Employees	12	3	-
Consultants	33	19	19

	$974	$170	$120

Schedule Of Share-based Payments For Stock Option Grants
	2021	2020	2019

Number of stock options granted	4,315,000	840,000	750,000
Fair value of stock options granted (CAD$)	$0.38	$0.31	$0.20

Market price of shares on grant date (CAD$)	$0.49	$0.48	$0.30
Pre-vest forfeiture rate	13.04%	13.27%	13.81%
Risk-free interest rate	0.78%	0.33%	1.44%
Expected dividend yield	0%	0%	0%
Expected stock price volatility	129%	94%	105%
Expected option life in years	3.83	3.98	4.22

Schedule Of Outstanding Warrants
Exercise
Prices		Outstanding at				Outstanding at
(CAD$)	Expiry Dates	December 31, 2020	Issued	Exercised	Expired	December 31, 2021

$0.30	July 23, 2021 (1)	301,624	-	(301,624)	-	-

$0.65	October 7, 2022 (2)	4,000,000	-	-	-	4,000,000

$0.65	November 12, 2022 (2)	6,500,000	-	-	-	6,500,000

$0.65	November 12, 2022 (2), (3)	385,200	-	-	-	385,200

$0.75	October 28, 2023 (4)	-	638,510	-	-	638,510

		11,186,824	638,510	(301,624)	-	11,523,710
Exercise
Prices		Outstanding at				Outstanding at
(CAD$)	Expiry Dates	December 31, 2019	Issued	Exercised	Expired	December 31, 2020

$0.30	July 23, 2021 (1)	301,624	-	-	-	301,624

$0.65	October 7, 2022 (2)	-	4,000,000	-	-	4,000,000

$0.65	November 12, 2022 (2)	-	6,500,000	-	-	6,500,000

$0.65	November 12, 2022 (2), (3)	-	385,200	-	-	385,200

		301,624	10,885,200	-	-	11,186,824
Exercise
Prices		Outstanding at				Outstanding at
(CAD$)	Expiry Dates	December 31, 2018	Issued	Exercised	Expired	December 31, 2019

$0.60	March 3, 2019	1,770,515	-	-	(1,770,515)	-

$0.60	March 14, 2019	499,444	-	-	(499,444)	-

$0.60	March 14, 2019 (1)	31,111	-	-	(31,111)	-

$0.60	April 21, 2019 (2)	50,000	-	-	(50,000)	-

$0.30	July 23, 2021 (3)	-	301,624	-	-	301,624

		2,351,070	301,624	-	(2,351,070)	301,624

Schedule Of Common Shares Reserved For Issuance
	Number of Shares
	December 31,
	2021	2020	2019

Stock options (Note 11(c))	6,665,000	3,210,000	3,550,000
Warrants (Note 11(d))	11,523,710	11,186,824	301,624

Balance	18,188,710	14,396,824	3,851,624